SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Deferred Revenue	$ 872,990		$ 862,597	$ 74,225
Depreciation	9,134	$ 1,880	28,688	0
Goodwill and Intangible Asset Impairment	4,261,683		4,261,683
Property, Plant and Equipment, Net			9,134	$ (0)
Rob Thomas [Member]
Defined Benefit Plan Disclosure [Line Items]
[custom:UnredeemedAmount-0]	$ 798,765		$ 788,372